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HARTFORD LIFE INSURANCE COMPANY
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                            NATIONS VARIABLE ANNUITY

    SUPPLEMENT DATED SEPTEMBER 30, 1998 TO THE PROSPECTUS DATED MAY 1, 1998

The Annual Fund Operating Expense table, the Example tables and all accompanying footnotes of the prospectus should be deleted and replaced with the following language:

The following table shows annual operating expenses after waivers or reimbursements for December 31, 1997:

                         ANNUAL FUND OPERATING EXPENSES
                        (as a percentage of net assets)

                                                              MANAGEMENT
                                                                 FEES      12b-1 DISTRIBUTION                        TOTAL FUND
                                                                (AFTER    AND/OR SERVICING FEES                  OPERATING EXPENSES
                                                               WAIVERS)      (AFTER WAIVERS)     OTHER EXPENSES   (AFTER WAIVERS)
                                                              ----------  ---------------------  --------------  ------------------
 Nations Balanced Assets Portfolio...........................    0.750%            0.000%(1)          0.250%            1.000%
 Nations Disciplined Equity Portfolio........................    0.750%            0.000%(1)          0.250%            1.000%
 Nations International Growth Portfolio......................    0.900%            0.000%(1)          0.350%            1.250%
 Nations Managed Index Portfolio.............................    0.300%(2)          0.250%            0.200%            0.750%
 Nations Managed SmallCap Index Portfolio....................    0.300%(2)          0.250%            0.200%            0.750%
 Nations Value Portfolio.....................................    0.750%            0.000%(1)          0.250%            1.000%
 Nations Marsico Growth & Income Portfolio...................    0.850%            0.000%(1)          0.250%            1.100%
 Nations Marsico Focused Equities Portfolio..................    0.850%            0.000%(1)          0.250%            1.100%
 AIM V.I. Capital Appreciation Fund..........................    0.630%            0.000%(3)          0.050%            0.680%
 AIM V.I. High Yield Fund (4)................................    0.630%            0.230%(3)          0.250%            1.110%
 AIM V.I. Value Fund.........................................    0.620%            0.000%(3)          0.080%            0.700%
 Hartford Advisers Fund......................................    0.635%            0.180%(4)          0.020%            0.835%
 Hartford Bond Fund..........................................    0.515%            0.180%(4)          0.020%            0.715%
 Hartford Capital Appreciation Fund..........................    0.645%            0.180%(4)          0.020%            0.845%
 Hartford Dividend and Growth Fund...........................    0.685%            0.180%(4)          0.020%            0.885%
 Hartford International Opportunities Fund...................    0.705%            0.180%(4)          0.090%            0.975%
 Hartford Money Market Fund..................................    0.450%            0.180%(4)          0.015%            0.645%
 Hartford Small Company Fund.................................    0.775%            0.180%(4)          0.020%            0.975%
 Hartford Stock Fund.........................................    0.455%            0.180%(4)          0.020%            0.655%

---------

(1) The Funds sponsored by Stephens Inc. are subject to fees of up to 0.250% paid by the Funds, pursuant to a shareholder servicing and distribution plan. The shareholder servicing and distribution plan provides that the Funds may pay banks, brokers/dealer, insurance companies or other financial institutions that have entered into sales support agreements with Stephens Inc. or a shareholder servicing agreement with the funds for certain expenses that are incurred in connection with sales support and shareholder support services. These fees are currently being voluntarily waived for the Nations Balanced Assets Portfolio, Nations Disciplined Equity Portfolio, Nations International Growth Portfolio, Nations Value Portfolio, Nations Marsico Growth & Income Portfolio and Nations Marsico Focused Equities Portfolio. Absent such waivers, the 12b-1 Distribution and/or Servicing Fees would be 0.250% and the Total Fund Operating Expenses would be as follows:
    Nations Balanced Assets Portfolio - 1.250%, Nations Disciplined Equity Portfolio - 1.250%, Nations International Growth Portfolio - 1.500%, Nations Value Portfolio - 1.250%, Nations Marsico Growth & Income Portfolio - 1.350% and Nations Marsico Focused Equities Portfolio - 1.350%.

(2) The adviser for these Funds has agreed to temporarily waive a portion of its management fee. In the absence of this waiver, Management Fees for both Funds would have been 0.500% and the Total Fund Operating Expenses for both Funds would have been 0.950%. There is no assurance that fee waivers will continue. In particular, to the extent Other Expenses are less than expected, waivers of Management Fees, if any, may decrease. Contract Owners will be notified of any decrease that materially increases Total Fund Operating Expenses.

(3) AIM Advisors, Inc. ("AIM") may from time to time voluntarily waive or reduce its respective fees. Effective May 1, 1998, the Funds reimburse AIM in an amount up to 0.25% of the average net asset value of each Fund for expenses incurred in providing, or assuring that participating insurance companies provide certain administrative services. Currently, the fee only applies to the average net asset value of each Fund in excess of the net asset value of each Fund on April 30, 1998.

(4) The fees and expenses are based on estimated expenses for the current fiscal year.
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                                                 HARTFORD LIFE INSURANCE COMPANY
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(5) The Class IB shares of the Funds sponsored by Hartford are subject to fees imposed under a distribution plan (herein, the "Distribution Plan") adopted by the Funds pursuant to Rule 12b-1 of the 1940 Act. The Distribution Plan provides that the Funds sponsored by Hartford may pay annually up to 0.250% of the average daily net assets of a Fund attributable to its Class IB shares to certain distributors with respect to activities primarily intended to result in the sale of the Class IB shares. Hartford has voluntarily and temporarily waived 0.700% of the average daily net assets of the Funds. Absent such waiver, the 12b-1 Distribution and/or Servicing Fees would be 0.250% and the Total Fund Operating Expenses would be as follows: Hartford Advisers Fund - 0.880%; Hartford Bond Fund - 0.760%; Hartford Capital Appreciation Fund - 0.890%; Hartford Dividend and Growth Fund - 0.930%; Hartford International Opportunities Fund - 1.020%; Hartford Money Market Fund - 0.690%; Hartford Small Company Fund - 1.020; and Hartford Stock Fund
    - 0.700%. Hartford reserves the right to discontinue the waiver at any time upon notice to shareholders.

EXAMPLES:

                               If you surrender your Contract   If you annuitize your Contract   If you do not surrender your
                               at the end of the applicable     at the end of the applicable     Contract, you would pay the
                               time period, you would pay the   time period, you would pay the   following expenses on a $1,000
                               following expenses on a $1,000   following expenses on a $1,000   investment, assuming a 5%
                               investment, assuming a 5%        investment, assuming a 5%        annual return on assets:
                               annual return on assets:         annual return on assets:
 SUB-ACCOUNT                   1 YR.  3 YRS.  5 YRS.  10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.   1 YR.  3 YRS.  5 YRS.  10 YRS.
                               ------ ------- ------- -------   ------ ------- ------- -------   ------ ------- ------- --------
 Nations Balanced Assets
   Portfolio..................    84     123     N/A     N/A       23      72     N/A     N/A       24      73     N/A      N/A
 Nations Disciplined Equity
   Portfolio..................    84     123     N/A     N/A       23      72     N/A     N/A       24      73     N/A      N/A
 Nations International Growth
   Portfolio..................    86     131     N/A     N/A       26      80     N/A     N/A       26      81     N/A      N/A
 Nations Managed Index
   Portfolio..................    81     115     N/A     N/A       21      65     N/A     N/A       21      65     N/A      N/A
 Nations Managed SmallCap
   Index Portfolio............    81     115     N/A     N/A       21      65     N/A     N/A       21      65     N/A      N/A
 Nations Value Portfolio......    84     123     N/A     N/A       23      72     N/A     N/A       24      73     N/A      N/A
 Nations Marsico Growth &
   Income Portfolio...........    85     126     N/A     N/A       24      75     N/A     N/A       25      76     N/A      N/A
 Nations Marsico Focused
   Equities Portfolio.........    85     126     N/A     N/A       24      75     N/A     N/A       25      76     N/A      N/A
 AIM V.I. Capital Appreciation
   Fund.......................    80     113     N/A     N/A       20      62     N/A     N/A       20      63     N/A      N/A
 AIM V.I. High Yield Fund.....    85     126     N/A     N/A       24      76     N/A     N/A       25      76     N/A      N/A
 AIM V.I. Value Fund..........    81     114     N/A     N/A       20      63     N/A     N/A       21      64     N/A      N/A
 Hartford Advisers Fund.......    76     116     156     250       21      67     116     249       22      68     116      250
 Hartford Bond Fund...........    75     112     150     237       20      63     109     236       21      64     110      237
 Hartford Capital Appreciation
   Fund.......................    76     116     157     251       21      67     116     250       22      68     117      251
 Hartford Dividend and Growth
   Fund.......................    76     117     159     255       22      69     118     254       22      69     119      255
 Hartford International
   Opportunities Fund.........    77     120     163     264       23      71     123     264       23      72     123      264
 Hartford Money Market Fund...    74     110     146     230       19      61     106     229       20      62     106      230
 Hartford Small Company
   Fund.......................    77     120     163     264       23      71     123     264       23      72     123      264
 Hartford Stock Fund..........    74     110     147     231       20      62     106     230       20      62     107      231

    The purpose of this table is to assist the Contract Owner in understanding various costs and expenses that a Contract Owner will bear directly or indirectly. The table reflects expenses of the Separate Account and underlying Funds. Premium taxes may also be applicable.

    This EXAMPLE should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

    Under the section entitled "How Contracts are Sold", delete the second sentence of the first paragraph and replace with the following language:

    HSD is an affiliate of Hartford. Hartford's parent company indirectly owns 100% of HSD.

HV-
333-41213